PROPERTY, PLANT EQUIPMENT	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
PROPERTY, PLANT EQUIPMENT
PROPERTY, PLANT & EQUIPMENT

NOTE 4 – PROPERTY, PLANT & EQUIPMENT

Property, plant & equipment consists of the following at March 31, 2025 and September 30, 2024, respectively:

	March 31,	September 30,
	2025	2024
Solar equipment	$20,779,946	$7,680,657
Autos and vehicles	146,432	146,432
Other equipment	59,047	59,358
Total	20,985,425	7,886,446
Less: accumulated depreciation	(126,690)	(63,983)
Total property, plant & equipment, net	$20,858,735	$7,822,463

NOTE 5 – PROPERTY, PLANT & EQUIPMENT

Property, plant & equipment consists of the following at September 30, 2024:

2024
Autos and vehicles	$87,204
Equipment	54,603
Total property, plant & equipment	$141,806

There was no property, plant & equipment at September 30, 2023.  The assets were acquired as part of the TAG transaction on September 17, 2024.